SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO U.S. EQUITY FUNDS
For the Wells Fargo Small Cap Value Fund (the “Fund”)

Effectively immediately, the Wells Fargo Small Cap Value Fund Fund is no longer offered and all references to the Fund are hereby removed.

September 23, 2019	SCR099/P201SP